As filed with the Securities and Exchange Commission on February 25, 1999
                            Registration Nos. 2-34221

                                    811-1902



                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C 20549

                                    FORM N-3
                 REGISTRATION STATEMENT UNDER THE SECURITIES ACT
                         OF 1933 Pre-Effective Amendment
                                       No.

                         Post-Effective Amendment No. 46

                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 27
                        (Check appropriate box or boxes)


                            Transamerica Occidental's
                             Separate Account Fund B
                           (Exact Name of Registrant)

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                  1150 South Olive, Los Angeles, CA 90015-2211
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (213) 742-3065

Name and Address of Agent for Service:                  Copy to:

JAMES W. DEDERER, Esq.                         FREDERICK R. BELLAMY, Esq.
Executive Vice President, General Counsel and  Sutherland, Asbill & Brennan LLP
         and Corporate Secretary               1275 Pennsylvania Avenue, N.W.
Transamerica Occidental Life Insurance Company Washington, D.C. 20004-2415
1150 South Olive Street
Los Angeles, California  90015-2211

                                   Approximate date of proposed public offering:
                     As soon as practicable after effectiveness of the Registration Statement.
         It is proposed that this filing will become effective: immediately upon filing pursuant to paragraph (b) on pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(1)

                           X on May 1, 1999 pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2) on _________________ pursuant to paragraph (a)(2) of Rule 485


         If appropriate, check the following box:
                              this  Post-Effective  Amendment  designates  a new
            effective date for a previously filed Post-Effective Amendment.

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

                    Showing Location in Part A (Prospectus),
             Part B (Statement of Additional Information) and Part C
           of Registration Statement Information Required by Form N-3

                                     PART A

Item of Form N-4                                              Prospectus Caption

1.   Cover Page...............................................    Cover Page

2.   Definitions..............................................    Terms Used in this Prospectus

                                      3...............Synopsis    Synopsis of this Prospectus; Variable Annuity Fee Table

4.   Condensed Financial Information..........................    Condensed Financial Information

5.   General
                                      .....................(a)Depositor                 Transamerica Occidental and the
                                                              Separate Account
                                      .....................(b)Registrant                Transamerica Occidental and the
                                                              Separate Account
                                      .....................(c)Portfolio Company         The Growth Portfolio
     (d)   Fund Prospectus....................................    The Growth Portfolio
     (e)   Voting Rights......................................    Voting Rights
     (f)   Administrator                                          .    Charges under the Contracts

6.   Deductions and Expenses
     (a)   General............................................    Charges under the Contracts
     (b)   Sales Load %.......................................    Charges under the Contracts
     (c)   Special Purchase Plan..............................    Not Applicable
                                      .....................(d)Commissions               Underwriter
     (e)   Fund Expenses......................................    Charges under the Contracts
     (f)   Operating Expenses.................................    Variable Annuity Fee Table

7.   Contracts
                                      .....................(a)Persons with Rights                Description of the
                                                              Contracts; Surrender of a Contract; Death Benefits; Voting
                                                              Rights
     (b)   (i)   Allocation of Purchase Payments
                 Payments.....................................    Description of the Contracts
           (ii)  Transfers....................................    Not Applicable
           (iii) Exchanges....................................    Federal Tax Status
                                      .....................(c)Changes           The Growth Portfolio; Voting Rights

                                      .....................(d)Inquiries                 Voting Rights

8.   Annuity Period...........................................    Annuity Period

                                      9..........Death Benefit    Death Benefits

10.  Purchase and Contract Value
                                      .....................(a)Purchases                 Description of the Contracts
     (b)   Valuation..........................................    Description of the Contracts
     (c)   Daily Calculation..................................    Description of the Contracts
     (d)   Underwriter........................................    Underwriter

11.  Redemptions
                                      .....................(a)By Contract Owners                 Surrender of a Contract
           By Annuitant.......................................    Not Applicable
                                      .....................(b)Texas ORP                 Not Applicable
     (c)   Check Delay........................................    Surrender of a Contract
     (d)   Lapse..............................................    Not Applicable
                                      .....................(e)Free Look                 Not Applicable

12.  Taxes .................................Federal Tax Status

13.  Legal Proceedings........................................    Legal Proceedings

14.  Table of Contents for the
     Statement of
                                      ..Additional Information    Table of Contents of the Statement of Additional
                                                              Information


                                     PART B

Item of Form N-4                                                  Statement of Additional Information Caption

15.  Cover Page...............................................    Cover Page

16.  Table of Contents........................................    Table of Contents

17.  General Information
                                      .............and History    General Information and History

18.  Services
     (a)   Fees and Expenses
                                      ........................of Registrant             (Prospectus) Variable Annuity Fee
                                                              Table; (Prospectus) The Growth Portfolio
     (b)   Management Contracts...............................    Not Applicable
                                      .....................(c)Custodian                 Safekeeping of Separate Account
                                                              Assets; Records and Reports
           Independent Auditors  .............................    Accountants
     (d)   Assets of Registrant...............................    Not Applicable
     (e)   Affiliated Person..................................    Not Applicable
     (f)   Principal Underwriter..............................    The Underwriter

19.  Purchase of Securities
     Being Offered............................................    (Prospectus) Description of the Contracts
     Offering Sales Load......................................    Charges under the Contracts

                                      20..........Underwriters    The Underwriter
21.  Calculation of Performance
                                      ....................Data    Calculation of Yields and Total Returns
                                      22......Annuity Payments    (Prospectus) Annuity Period
                                      23..Financial Statements    Financial Statements

                           PART C -- OTHER INFORMATION

Item of Form N-4                                                  Part C Caption

24.  Financial Statements
     and Exhibits
                                      .....................(a)Financial Statements               Financial Statements
                                      .....................(b)Exhibits          Exhibits

25.  Directors and Officers of
                                      ...........the Depositor    Directors and Officers of the Depositor

26.  Persons Controlled By or Under Common Control
                                      with the Depositor or Registrant                  Persons Controlled By or Under
                                                              Common Control with the Depositor or Registrant

                                      27.Number of Contract Owners              Number of Contract Owners

                                      28.......Indemnification    Indemnification

                                      29.Principal Underwriters        Principal Underwriter

30.  Location of Accounts
                                      .............and Records    Location of Accounts and Records

                                      31...Management Services    Management Services

                                      32..........Undertakings    Undertakings

                                      ..........Signature Page    Signature Page


Transamerica Occidental's Separate Account Fund B

Individual Equity Investment Fund Contracts
For Tax Deferred Individual Retirement Plans

Issued by Transamerica Occidental Life Insurance Company



(LOGO)

1150 South Olive Street, Los Angeles, California 90015-2211     (213) 742-3065


Transamerica Occidental's Separate Account Fund B (the "Fund") offered three types of variable annuity contracts, which are called Individual Equity Investment Fund Contracts. These Contracts are Annual Deposit, Single Deposit Deferred and Single Deposit Immediate. These Contracts are for tax qualified plans only. New Contracts are no longer being issued, but additional deposits may be made to existing Contracts.


The investment objective of the Fund is long-term capital growth. The Fund pursues its investment objective by investing primarily in common stocks. Any income and realized capital gains will be reinvested. There are no assurances that the investment objective will be met. The Contract Owner bears all of the investment risk.


This Prospectus contains information about the Fund and the related Contracts, which you should know before investing.


This Prospectus should be kept for future reference.


A Statement of Additional Information, is incorporated herein by reference and has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available free by contacting Transamerica Annuity Service Center at 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202, or at 800-420-7749.


The table of contents for the Statement of Additional Information is on page 21 of this Prospectus. The date of the Statement of Additional Information is May 1, 1999.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus is May 1, 1999


THE CONTRACTS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THE CONTRACTS FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. THE CONTRACTS INVOLVE INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE
OF
CONTENTS

(LOGO)



                                        Page                                                          Page


Terms Used in this Prospectus             2     Changes to Variable Annuity Contract            12
Summary           4                               Inquiries               12
Fee Table                 5                       Annuity Period          12
Per Accumulation Unit Income and Capital          Death Benefits          13
        Changes           7                       Before Retirement               13
Transamerica Occidental and The Fund     8       After Retirement                13
Transamerica Occidental Life Insurance            Contract Values         13
        Company           8                     Accumulation Unit Value         14
                                                  Written Requests
        The Fund                  8               Preparing for Year 2000         15
Investment Objectives and Policies     8          Underwriter             15
Management of the Fund            9               Surrender of a Contract         15
        The Investment Advisers           9          Federal Tax Status              16
Charges Under the Contracts               10            Introduction            16
Charges Assessed Against the Deposits    10            Qualified Contracts             17
        Charges Assessed Against the Fund 10            Tax Status of the Contract              19
        Premium Taxes             10                     Taxation of Annuities           19
Description of the Contracts              10            Legal Proceedings               20
        Voting Rights             11                   Table of Contents of the Statement of
                                                       Additional Information             21






This Prospectus is not an offer to purchase the Contracts in any state in which it is unlawful to make such offer. No salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus. If such representations are made, do not rely on them.



TERMS USED IN THIS PROSPECTUS


     Accumulation Account: The account maintained under each Contract comprising all Accumulation Units purchased under a Contract and, if applicable, any Net Deposit not yet applied to purchase Accumulation Units.

     Accumulation Account Value: The dollar value of an Accumulation Account.

     Accumulation Unit: A unit purchased by the investment of a Net Deposit in the Fund and used to measure the value of an Owner's interest under a Contract prior to the Retirement Date.

     Annuitant: The individual on whose behalf a Contract is issued. Generally, the Annuitant will be the Contract Owner.

     Annuity: A series of monthly payments provided under a Contract for the Annuitant or his beneficiary. Annuity payments will be due and payable only on the first day of a calendar month.

     Annuity Conversion Rate: The rate used in converting the Accumulation Account Value to an Annuity expressed as the amount of the first Annuity payment to which the Participant or the beneficiary is entitled for each $1,000 of Accumulation Account Value.

     Annuity Unit: A unit used to determine the amount of each Variable Annuity payment after the first.

     Code: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued thereunder.



Contract: Any one of the Individual Equity Investment Fund Contracts (Annual Deposit, Single Deposit Deferred, or Single Deposit Immediate) described in this Prospectus.

Contract Owner: The party to the Contract who is the owner of the Contract. Generally, the Contract Owner will be the Annuitant. Transamerica Occidental Net
Deposit: That portion of a Deposit remaining after deduction of any premium for Contract riders, charges for sales and administration expense and for any applicable premium taxes.


Retirement Date: The date on which the first Annuity payment is payable under a Contract.

Variable Annuity: An Annuity with payments which vary in dollar amount throughout the payment period in accordance with the investment experience of the Fund.

Valuation Date: Each day on which the New York Stock Exchange is open for trading.

Valuation Period: The period from the close of trading on the New York Stock Exchange on one Valuation Date to the close of trading on the New York Stock Exchange on the next following Valuation Date.





SUMMARY



        The Fund was established on June 26, 1968, as an open-end diversified investment company. The Fund's investment objective is long-term capital growth. It invests primarily in equity securities. Risks of investing in the Fund include fluctuation in value and possible loss of principal due, in part, to fluctuation of stock prices.

The Fund receives investment advice from both Transamerica Occidental Life Insurance Company ("Transamerica Occidental"), which is the Fund's Adviser, and from Transamerica Investment Services, Inc. ("Investment Services"), which serves as Sub-Adviser. Transamerica Occidental

        The Fund issued Contracts designed for qualified plans. Three types of Contracts were offered--Annual Deposit, Single Deposit Deferred and Single Deposit Immediate. (See "Description of the Contracts" on page 10.) The Contracts are no longer being offered, but additional deposits may be made to outstanding Contracts. A maximum 6 1/2% sales expense and 2% administration expense, plus state premium taxes currently ranging from 0 to 3.5%, are deducted from each deposit. This is equivalent to 9.28% of the net deposit after deducting sales and administrative expenses but before deducting premium taxes. (See page 5.)

     A mortality and expense risk charge is charged the Fund at an annual rate of 1.00% of the value of the average daily net assets. The Fund also pays the Adviser an investment management fee at an annual rate of 0.30% of the Fund's average daily net assets. (See pages 6 and 10.)

Annual Deposit and Single Deposit Deferred Contracts may be surrendered prior to the selected retirement date. The surrender value is determined when the written request for surrender is received. See pages xx-xx. There is no surrender charge. Withdrawals may be taken and may be taxable and a federal penalty tax may be assessed upon withdrawals of amounts accumulated under the Contract before age 59 1/2.

        You may also choose to receive benefits in the form of an annuity. See page xx.




FEE TABLE


The following table and examples, are included to assist you in understanding the transaction and operating expenses imposed under the Contracts. The standardized tables and examples assume the highest deductions possible under the Contracts, whether or not such deductions actually would be made from your contract.


Contract Owner Transaction Expenses

Sales Load Imposed on Purchases:                6 1/2%

        Total Deposits
        Under the       Sales
        Contract        Expense

        First $15,000           61/2%
        Next  $35,000           41/2%
        Next $100,000           2  %
        Excess           1/2%

Administration Expense Imposed on Purchases:            2%

        Total Deposits
        Under the       Administration
        Contract        Expense

        First $15,000           2  %
        Next $35,000            11/2%
        Next $100,000           3/4%
        Excess          None

Maximum Total Contract Owner Transaction Expenses:1             8 1/2%

                Total Contract
                Owner
                Transaction
        Total Deposits  Expenses
        Under the       as % of
        Contract        Total Deposit

     First  $15,000 8 1/2% Next  $35,000 6 % Next  $100,000 2 3/4%  Excess  1/2%
-------------------- 1 Premium taxes are not shown. Charges for premium taxes, if any, are deducted when paid which may be upon annuitization. In certain states, a premium tax charge will be deducted from each deposit.

Annual Contract Fee:                    None

Annual Expenses
(as a percentage of average daily net assets)
  Management Fee:       .        0.30%
  Mortality and Expense Risk Charge:            1.00%
  Other Expenses:                   None
        Total Annual Expenses:           1.30%

Example #1 Assuming the Contract is surrendered at the end of the periods shown,2 a $1,000 investment would be subject to the following expenses, assuming a 5% annual return on assets.

        1 Year  3 Years 5 Years 10 Years

        $97     $123    $150    $228

Example #2  Assuming the Contract is not surrendered through the periods shown,

        a $1,000 investment would be subject to the following expenses, assuming a 5% annual return on assets.

                1 Year  3 Years 5 Years 10 Years

                $97     $123    $150    $228

     These examples should not be considered a representation of past or future expenses and charges. Actual expenses may be greater or less than those shown. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. See "Charges Under the Contract" in this Prospectus.


     ------------------- 2 The Contracts are designed for retirement planning. Surrenders prior to the retirement date are not consistent with the long-term purposes of the Contracts and income tax and tax penalties may apply. Premium taxes may be applicable.


PER ACCUMULATION UNIT INCOME AND CAPITAL CHANGES

     On a per unit basis for an Accumulation Unit outstanding throughout the year, the Fund's income and capital changes have been as shown below. Data for each of the years presented below was included in the financial statements audited by Ernst & Young LLP, the Fund's independent auditors. Ernst & Young's report for the year ended December 31, 1998 appears in the Statement of Additional Information.



                                        1998 1997 1996 1995 1994 1993 1992 1991 1990 1989

        INCOME AND EXPENSE
        Investment income                       $ .77   $.071   $.044   $.040   $ .046  $ .082  $ .074  $ .080  $ .057
        Expenses                                 .244     .163    .125    .089     .081    .064    .055    .049    .047
        Net investment (loss) income         (0.167)     (.092)  (.081)  (.049)   (.035)    .018    .019    .031    .010
        CAPITAL CHANGES
        Net realized and unrealized
        gains (loss) on investments             6.701   3.217   3.880   .563     1.306    .654   1.370   (.487)  .991
        Net increase (decrease) in
             accumulation unit value            6.534   3.125   3.799   .514    1.271   .672    1.389   (.456)  1.001
        Accumulation unit value:
             Beginning of year                  14.289  11.164  7.365   6.851    5.580   4.908   3.519   3.975   2.974
             End of year                        $20.823 $14.289 $11.164 $7.365  $6.851  $5.580  $4.908  $3.519  $3.975
       Ratio of expenses to average
             accumulation fund balance           1.33%  1.31%   1.32%   1.31%   1.30%   1.30%   1.32%   1.32%   1.32%
        Ratio of net investment (loss)
             income to average
             accumulation fund balance          (0.91%) (.74%)  (.86%)  (.72%)  (.57%)  .37%    0.48%   .85%    .31%
        Portfolio turnover rate                 15.21%  32.94%  17.17%  30.62%  41.39%  43.48%  32.20%  47.43%  24.73%
        Number of accumulation units
                outstanding at end of year
                (000 omitted)                     3,273 3,431   3,598   3,749   3,820   4,062   4,232   4,310   4,463


TRANSAMERICA OCCIDENTAL AND THE FUND

Transamerica Occidental Life Insurance Company


Transamerica Occidental Life Insurance Company ("Transamerica Occidental") is a stock life insurance company incorporated in the state of California on June 30, 1906. Its home office is at 1150 South Olive Street, Los Angeles, California 90015-2211. It is a wholly-owned indirect subsidiary of Transamerica Corporation, 600 Montgomery Street, San Francisco, California 94111.Transamerica Occidental presently provides individual life insurance, variable and term life insurance, fixed and flexible premium annuity contracts, and reinsurance.

The Fund

        The Fund was established under California law on June 26, 1968 as a separate account by the Board of Directors of Transamerica Occidental.

        The assets of the Fund are owned by Transamerica Occidental, but they are held separately from other assets of Transamerica Occidental. California law requires the Fund's assets to be held in Transamerica Occidentalname, but Transamerica Occidental is not a trustee with respect to the Fund's assets. Income, gains and losses, whether or not realized, from assets allocated to the Fund are, in accordance with the Contracts, credited to or charged against the Fund without regard to other income, gains or losses of Transamerica Occidental. The Fund is not affected by the investment or use of other Transamerica Occidental assets. Section 10506 of the California Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent assets in the separate account exceed the reserves and the liabilities of the separate account).

The Fund is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended ("1940 Act") and meets the definition of a separate account under the federal securities laws. There are no sub-accounts of the Fund.

        Obligations   under  the  Contracts  are   obligations  of  Transamerica
Occidental.

        The Fund is managed by a Board of Managers (the "Board").

Investment Objective and Policies

Objective
        The Fund's investment objective is long-term capital growth. This objective may not be achieved.

Policies

The Fund pursues its investment objective by investing principally in listed and unlisted common stock. It invests primarily common stocks of domestic growth companies that Investment Services considers to be premier companies that are under-valued in the stock market.


The Fund may also invest in debt securities and convertible or preferred stock having a call on common stock by means of a conversion privilege or attached warrants and warrants or other rights to purchase common stock. Unless market conditions indicate otherwise, the Fund's portfolio will be invested in such equity-type securities. However, when market conditions warrant it, a portion of the Fund's assets may be held in cash or debt securities.

        As to 75% of the value of its total assets, the Fund will not invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations of the United States Government and instrumentalities thereof. However, holdings may exceed the 5% limit if it results from investment performance, and is not the result, wholly or partially, of purchases.

Not more than 10% of the voting securities of any one issuer will be acquired. Investment will not be made in the securities of a company for the purpose of exercising management or control in that company.

        The Fund does not currently intend to make investments in the securities of other investment companies. The Fund does reserve the right to purchase such securities, subject to the following limitations: the Fund will not purchase such securities if it would cause (1) more than 10% of the value of the total assets of the Fund to be invested in securities of registered investment companies; or (2) the Fund to own more than 3% of the total outstanding voting stock of any one investment company; or (3) the Fund to own securities of any one investment company that have a total value greater than 5% of the value of the total assets of the Fund; or (4) together with other investment companies advised by Transamerica Occidental, the Fund to own more than 10% of the outstanding voting stock of a closed-end investment company.

        Purchases or acquisitions may be made of securities which are not readily marketable by reason of the fact that they are subject to the registration requirements of the Securities Act of 1933 or the saleability of which is otherwise conditioned ("restricted securities"), as long as any such purchase or acquisition will not immediately result in the value of all such restricted securities exceeding 10% of the value of the Fund's net assets. It is the policy of the Board not to invest more than 10% of the Fund's total assets in restricted securities.


Strategies

Investment Services uses a "bottom up" approach to investing. It studies industry and economic trends, but focuses on researching invdividual companies. The Fund is constructed one stock at a time. Each company passes through a research process and stands on its own merits as a viable investment in the Investment Services' opinion. We generally limit the portfolio to fewer than 50 companies that we feel have the best long-term growth opportunities. The Fund will invest in companies Investment Services believes have the defininf features of premier growth companies that are under-valued in the stock market. These companies have many of these features:

* Outstanding managements
* Superior track record
* Well-defined plans for the future
* Unique low cost products
* Dominance in market share or products in specialized markets
 * Strong earnings
and cash flows to foster future growth
* Focus on shareholders through increasing dividends, stock repurchases and strategic acquisitions

Companies are also selected for their growth potential in relation to major U.S. trends. These trends include:

* The aging of baby boomers
* The rapid growth in communication and information technologies
* The shift toward financial assets versus real estate or other tangible assets
* The contuing increase in U. S. productivity

Risks

     Since the portfolio invests principally in equity securities, the value of its shares will fluctuate in response to general economic and market conditions. Financial risk comes from the possibility that current earnings of a company we invest in may fall, or that its overall financial circumstances may decline, causing the security to lose value. Since the portfolio may invest in foreign securities, these prices are subject to fluctuation due to instability in political, economic and social structures in those countries.

MANAGEMENT OF THE FUND

        The Fund is managed by the Board.
The Investment Advisers

        Transamerica Occidental is adviser to the Fund.
        Transamerica Occidental has contracted with an affiliate, Transamerica Investment Services, Inc. ("Investment Services"), a wholly-owned subsidiary of Transamerica Corporation, to render investment services to the Fund. Investment Services has been in existence since 1967 and has provided investment services to the Fund and other Transamerica Life Companies since 1981. These services include providing recommendations on management of assets of the Fund, providing investment research reports and information, determining those securities to be bought or sold and placing orders for the purchase or sale of securities. Investment decisions regarding the composition of the Fund's portfolio and the nature and timing of changes in the portfolio are subject to the control of the Board. Investment Services' address is 1150 South Olive Street, Los Angeles, California 90015-2211.

CHARGES UNDER THE CONTRACTS

Charges Assessed Against The Deposits

     Transamerica Occidental makes a deduction from each deposit for sales and administrative expenses. No such charges will be assessed against deposits made from insurance or annuity policies issued by Transamerica Occidental which are transferred to the Fund. The charge for sales expense ranges from 6 1/2% to 1/2% and the charge for the administration expense is from 2% to none. (See "Fee Table" on page 5.)

          The sales expense charge is retained by Transamerica Occidental as compensation for the cost of selling the Contracts. Transamerica Occidental pays the Underwriter and the Underwriter's registered representatives for the sale of the Contracts. (See "Contract Values" for more information about the Underwriter.) The distribution expenses may exceed amounts deducted from Deposits as sales expenses. Transamerica Occidental will bear any such additional expense from surplus, including profits, if any, from the mortality and expense risk charges. Transamerica Occidental pays the sales expense charge to the Underwriter as full commission.

        The administrative expense charge will be retained by Transamerica Occidental for its administrative service.

Charges Assessed Against The Fund

        At the end of each Valuation Period, the Accumulation and Annuity Unit values are reduced by a mortality and expense risk charge at an annual rate of 1.00% and an investment management charge at an annual rate of 0.30% of the value of the aggregate net assets of the Fund. Amounts of such charges may be withdrawn periodically from the Fund. Transamerica Occidental may realize a profit from the mortality and expense rick charge.

        There are no other fees assessed against the Fund.


Premium Taxes

        Transamerica may be required to pay premium or retaliatory taxes currently ranging from 0% to 3.5% in connection with deposits or values under the Contracts. Depending upon applicable state law, Transamerica may deduct the premium taxes which are payable with respect to a particular Contract from the deposits, from amounts withdrawn, or from amounts applied on the Annuity Date. In some states, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same deposit, depending upon applicable state law.

DESCRIPTION OF THE CONTRACTS


          The Fund offered three types of variable annuity contracts, which are called Individual Equity Investment Fund Contracts. These Contracts were Annual Deposit, Single Deposit Deferred and Single Deposit Immediate. These Contracts are for tax qualified plans only. New Contracts are no longer being issued, but additional deposits may be made to existing Contracts.


          The Contract Owner has all rights under the Contract during the accumulation period. These include: voting rights, selection of the proposed annuitant; surrendering any portion of the Accumulation Account Value; electing a Retirement Date and an annuity option; and selecting of beneficiaries.

        The Contract Owner retains his or her voting rights and right to select beneficiaries, if the annuity option permits, once the annuity begins.

        After the death of the annuitant, the beneficiaries have the right to the Accumulation Account Value, if any, remaining in the Contract.

Voting Rights

        Pursuant to the Rules and Regulations of the Fund, as amended by the Board, the Fund is generally not required to hold regular meetings of Contract Owners and does not anticipate holding annual meetings. Under the Rules and Regulations of the Fund, however, Contract Owners' meetings will be held in connection with the following matters: (1) the election or removal of a member or members of the Board if a meeting is called for such purpose; (2) the approval of any contract for which approval is required by the Investment Company Act of 1940 ("1940 Act"); and (3) such additional matters as may be required by law, the Rules and Regulations of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the Board may consider necessary or desirable. Contract Owners may apply to the Board to hold a meeting under circumstances provided for in the Rules and Regulations of the Fund. The Contract Owners also would vote upon any changes in fundamental investment objectives, policies or restrictions.

        Contract Owners are entitled to vote in person or by proxy at the Fund's meetings.

        If Contract Owners hold a meeting, the method to calculate votes is shown below:

        The number of votes which a Contract Owner may cast is based on the Accumulation Account Value established on a Valuation Date not more than 100 days prior to a meeting of Contract Owners.

          (1) When the Valuation Date is prior to the Retirement Date, the number of votes will equal the Contract Owner's Accumulation Account Value divided by 100.

          (2) When the Valuation Date is on or after the Retirement Date, the number of votes will equal the amount of the reserve established to meet Variable Annuity obligations related to the Contract divided by 100. (Accordingly, as the amount of the reserve diminishes during the Annuity payment period, the number of votes which a Contract Owner may cast decreases.)

          The number of votes will be rounded to the nearest vote; however, each Contract Owner will have at least one vote.

          Contract Owners other than those described herein, the reserves for which are maintained in the Fund, shall also be entitled to vote. The number of votes which such persons shall be entitled to cast shall be computed in the same manner as described above.

        To be entitled to vote, a Contract Owner must have been a Contract Owner on the date on which the number of votes was determined.

          Each Contract Owner shall receive a notice of the meeting of Contract Owners and a statement of the number of votes attributable to his/her Contract. Such notice will be mailed to the Contract Owner at the address maintained in the Fund's records at least 20 days prior to the date of the Contract Owners' meeting. Contract Owners acting as trustees for pension and profit sharing plans wishing to solicit instructions as to their vote from plan Participants will be furnished additional copies of the Notice of Meetings and Proxy Statement upon request.

Changes To Variable Annuity Contracts


          Transamerica Occidental has the right to amend the Contracts to meet current applicable federal or state law or regulations or to provide more favorable annuity Conversion Rates. Each Contract Owner will be notified of any amendment to the Contract relating to any changes in federal or state laws.

        The Contract Owner may change beneficiaries, Annuity commencement date or Annuity option prior to the Annuity commencement date.

        Transamerica Occidental reserves the right to deregister the Fund under the 1940 Act.

Inquiries

          A Contract Owner may request information concerning a Contract by written request to Transamerica Annuity Service Center at 401 North Tryon Street, Suite 700 Charlotte, North Carolina 28202. ANNUITY PERIOD

          Subject to limitations under federal law, Contract Owners may select an annuity option at any age, by Written Request to Transamerica Occidental at least 60 days prior to commencement of an Annuity. The monthly annuity benefit is determined by the age of the Annuitant, any joint annuitant and the option selected.

The Contracts have three standard annuity options:

          (1) A variable annuity with monthly payments during the lifetime of the Annuitant. No minimum number of payments is guaranteed, so that only one such payment is made if the Annuitant dies before the second payment is due;

(2) A variable annuity paid monthly to the Annuitant and any joint annuitant as long as either shall live. No minimum number of payments is guaranteed, so that only one such payment is made if both the Annuitant and joint annuitant die before the second payment is due; and

(3) A variable annuity paid monthly during the lifetime of the Annuitant with a minimum guaranteed period of 60, 120 or 180 months. If a Annuitant dies during the minimum period, the unpaid installments for the remainder of the minimum period will be payable to the beneficiary. However, the beneficiary may elect the commuted value to be paid in one sum. The lump sum value will be determined on the Valuation Date the written request is received in the Home Office.

Upon Transamerica Occidental's approval, other options may be selected. The form of Annuity with the fewest number of guaranteed monthly payments will provide the largest monthly payments.

If the Contract Owner does not select any annuity option, or a lump-sum payment, the funds remain in the Accumulation Account. There may be adverse tax consequences if the funds remain in the Accumulation Account subsequent to the calendar year following the year of the Annuitant's attainment of age 70 1/2.

The minimum amount on the first monthly payment is $20. If the first monthly payment would be less than $20, Transamerica Occidental may make a single payment equal to the total value of the Contact Owner's Accumulation Account.


        For qualified plans under Section 401, 403(b), and 457 of the internal Revenue Code of 1986 (the "Code"), distributions from a Contract generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Annuitant (i) reaches age 701/2 or (ii) retires, and must be made in a specified form or manner. If the plan is an IRA described in
Section 408, or if the Annuitant is a "5 percent owner" (as described in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 701/2.

        For information regarding the calculation of annuity payments, see the Annuity Payments section of the Statement of Additional Information.

DEATH BENEFITS

Death Benefits--Before Retirement


        (1)  FOR SINGLE AND ANNUAL DEPOSIT CONTRACTS:


In the event an Annuitant dies prior to the selected Retirement Date, Transamerica Occidental will pay to the Annuitant's beneficiary the Accumulation Account Value based on the Accumulation Unit value determined on the Valuation Date coinciding with or next following the later of (i) the date adequate proof of death is received by Transamerica Occidental or (ii) the date Transamerica Occidental receives notice of the method of payment selected by the beneficiary. Subject to certain limitations imposed by the Code, upon Written Request after the death of the Annuitant, the beneficiary may elect, in lieu of the payment of such value in one sum, to have all or a part of the Accumulation Account Value applied under one of the forms of Annuities described under "Annuity Period," or elect an optional method of payment subject to agreement by Transamerica Occidental and to compliance with applicable federal and state law.


        (2) FOR IMMEDIATE CONTRACTS:

In the event an Annuitant dies prior to the selected Retirement Date, Transamerica Occidental will pay to the Annuitant's beneficiary the Accumulation Account Value based on the Accumulation Unit value determined on the Valuation Date coinciding with or next following the date proof of death is received by Transamerica Occidental.

Death Benefit--After Retirement


        If the Annuitant's death occurs on or after the Retirement Date, death benefits, if any, payable to the beneficiary shall be as provided under the Annuity option or elected optional method of payment then in effect.


CONTRACT VALUES


        Annual Deposit Contract-

This Contract provides for Deposits to be made annually or more frequently, but no Deposit may be less than $10 and the aggregate minimum Deposit must be $120 in any Contract year. Deposits may be increased on a Contract anniversary, but annual Deposits may not be increased to more than three times the first year's Deposit without consent from Transamerica Occidental. The non-forfeiture provision of the Contract will be applied if annual Deposits are not paid when due or during a 31-day grace period. The effect of this provision is that if a Deposit is not received within five years of the last Deposit date, Deposits may not be resumed, but Contract benefits remain in full force.

        Single Deposit Deferred Contract -

This Contract provides for a single Deposit when the Contract is issued. Additional Deposits of at least $20 each may be made anytime within the first five Contract years. Thereafter, Transamerica Occidental must give its consent to further Deposits. The minimum initial Deposit is $1,000; Transamerica Occidental reserves the right to reduce the minimum.

        A Retirement Date is specified in the application for Annual Deposit and Single Deposit Individual Equity Investment Fund Contracts, but may be changed by a Written Request to Transamerica Occidental at its Home Office at least 60 days before an Annuity is to commence.

        Single Deposit Immediate Contract-

This Contract provides for a single Deposit to be accepted when the Contract is issued which will begin an Annuity. The issue date of the Contract is the last Valuation Date of the second calendar month preceding the Retirement Date specified in the Contract. The minimum Deposit is $2,500. Transamerica Occidental reserves the right to reduce the minimum. The Retirement Date may not be changed.

        Net  Deposits  are   immediately   credited  to  the  Contract   Owner's
Accumulation Account in the Valuation Period in which they are received at Transamerica Occidental's Home Office.


        The number of Accumulation Units created by a Net Deposit is determined on the Valuation Date on which the Net Deposit is invested in the Fund by dividing the Net Deposit by the Accumulation Unit Value on that Valuation Date. The number of Accumulation Units resulting from each Net Deposit will not change.

Accumulation Unit Value

The Accumulation Unit Value was set at $1.00 on November 26, 1968. The Accumulation Unit Value is determined at the end of a Valuation Period by multiplying the Accumulation Unit Value determined at the end of the immediate preceding Valuation Period by the Investment Performance Factor for the current Valuation Period and reducing the result by the mortality and expense risk charges.

        The Investment Performance Factor is determined at the end of each Valuation Period and is the ratio of A/B where "A" and "B" mean the following:

"A" is the value of the Fund as of the end of such Valuation Period immediately prior to making any Deposits into and any withdrawals from the Fund, reduced by the investment management charge assessed against such value at an annual rate of 0.30%.

"B" is the value of the Fund as of the end of the preceding Valuation Period immediately after making any Deposits into and any withdrawals from the Fund, including any charges for expense and mortality risks assessed against the Fund on that date.

        The market value of the Fund's assets for each Valuation Period is determined as follows: (1) each security's market value is determined by the last closing price as reported on the Consolidated Tape; (2) securities that are not reported on the Consolidated Tape but where market quotations are available, i.e., unlisted securities, are valued at the most recent bid price; (3) value of the other assets and securities where no quotations are readily available is determined in a manner directed in good faith by the Board.


        The Consolidated Tape is a daily report listing the last closing price quotations of securities traded on all national stock exchanges including the New York Stock Exchange and reported by the National Association of Securities Dealers, Inc. and Instinet.

        The Fund's net value is calculated by reducing the market value of the assets by liabilities at the end of a Valuation Period.

WRITTEN REQUESTS

Written Request is an original signature is required on all Written Requests. If a signature on record does not compare with that on the Written Request, Transamerica Occidental reserves the right to request a Bank Signature Guarantee before processing the request. Written Requests and other communications are deemed to be received by Transamerica Occidental on the date they are actually received at the Transamerica Annuity Service Center in Charlotte, North Carolina, unless they are received on a day when, or after the time that, the New York Stock Exchange is closed. In this case, the Written Request will be deemed to be received on the next day when the unit value is calculated.



PREPARING FOR YEAR 2000

        As a result of computer systems that may recognize a date of 1/1/00 as the year 1900 rather than the year 2000, disruptions of business activities may occur with the year 2000. In response, Transamerica established in 1997 a "Y2K" committee to address this issue. With regard to the systems and software which administer and affect the Contracts, Transamerica anticipates that is own internal systems will be Year 2000 ready. Additionally, Transamerica requires any third party vendor which supplies software or administrative services to Transamerica in connection with the administration of the contracts, to certify that the software or services will be Year 2000 compliant. As of the date of this prospectus, it is not anticipated that contract owners will experience negative afffects on their investment, or on the services received in connection with their contracts, as a result of Year 2000 issues. However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no distruption of services in connection with the year 2000.


The information provided herein is subject to the Year 2000 Readiness Disclosure Act. This Act may limit your legal rights in the event of a dispute.


UNDERWRITER

Transamerica Financial Resources, Inc., is the principal Underwriter for the Contracts. Its address is 1150 South Olive Street, Los Angeles, California 90015-2211. It is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is wholly-owned by Transamerica Corporation.

SURRENDER OF A CONTRACT

Surrender and withdrawal privileges apply only to Annual Deposit and Single Deposit Deferred Contracts prior to the Retirement Date. There are no surrender or withdrawal privileges for Immediate Contracts.


        A Written Request by the Contract Owner must be received at the Annuity Service Center at 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202, for either a withdrawal from or the surrender of Accumulation Account Value. Accumulation Units will be cancelled with the equivalent dollar amount withdrawn or surrendered. The Accumulation Unit value used to determine the number of Accumulation Units cancelled shall be the value established at the end of the Valuation Period in which the Written Request was received. The Accumulation Account Value less any applicable premium tax charge will be paid within seven days following receipt of the Written Request which includes verification of spousal consent as required by any applicable law or regulations. However, Transamerica Occidental may postpone such payment: (1) if the New York Stock Exchange is closed or trading on the Exchange is restricted, as determined by the Securities and Exchange Commission; (2) when an emergency exists, as defined by the Commission's rules, and fair market value of the assets cannot be determined; or (3) for other periods as the Commission may permit.


        There are no charges for withdrawals or surrender of the Contract. However, withdrawals and surrenders may be taxable and subject to penalty taxes.

        The  Contract  must  be   surrendered   if  a  withdrawal   reduces  the
Accumulation Account Value below $10 for an Annual Deposit Deferred Contract or $20 for a Single Deposit Deferred Contract.



        Any Contract withdrawal may be repaid within five years after the date of each withdrawal (other than Contracts issued under Code Section 401(a), 403(b), 408, or 457, or an H.R. 10 Plan) but only one repayment can be made in any twelve month period. Transamerica Occidental must be given a concurrent Written Request of repayment. The sales charges will not be deducted from the Deposit repayment, but the administrative charge will be assessed.


A Participant in the Texas Optional Retirement Program ("ORP") is required to obtain a certificate of termination from the Participant's employer before a Contract can be surrendered. This requirement is imposed because the Attorney General of Texas has ruled that Participants in the ORP may surrender their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability.

Restrictions may apply to variable annuity contracts used as funding vehicles for Code Section 403(b) retirement plans and Section 401(k) plans. The Code restricts the distribution under Section 403(b) annuity contracts of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributable to elective contributions held as of the end of the last plan year beginning before January 1, 1989. Other funding alternatives may exist under a 403(b) plan to which a Participant may transfer his/her investment from the Contract.

FEDERAL TAX MATTERS

Introduction


The following discussion is a general description of Federal tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon Transamerica Occidental's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


        The Contracts may be purchased and used only in connection with plans qualifying for favorable tax treatment ("Qualified Contracts"). The Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 457 of the Code. The ultimate effect of Federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to the Contract Owner, Participant, the Annuitant, or the beneficiary depends on the type and terms of the retirement plan, on the tax and employment status of the individual concerned and on the Employer's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of the Contracts should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that a Qualified Contract is purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

Qualified Contracts

        The Contract is designed for use with several types of qualified plans. The tax rules applicable to Annuitants in qualified plans, including restrictions on contributions and benefits, taxation of distributions, and any tax penalties, vary according to the type of plan and the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of specified limits, aggregate distributions in excess of certain amounts annually, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not satisfy specified requirements, and certain other transactions with respect to qualified plans. Therefore, no attempt is made to provide more than general information about the use of the Contract with the various types of qualified plans. Annuitants and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are brief descriptions of the various types of qualified plans. The Contract may be amended as necessary to conform to the requirements of the plan.

1.  Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans

Code section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the Annuitant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments. Under certain circumstances, 20% withholding will apply to distributions from these retirement plans, unless the distribution is directly transferred to another eligible retirement plans.

2.  Individual Retirement Annuities and Individual Retirement Accounts

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account (each hereinafter referred to as "IRA"). Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions must commence. Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Owners of the Contract for use with IRAs should have supplemental information required by the Internal Revenue Service or any other appropriate agency. Owners should seek competent advice regarding use of the Contract for IRAs.

3.  Tax-Sheltered Annuities

        Section 403(b) of the Code permits public school employees and employees of certain types of religious, charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of premiums from gross income for tax purposes. These annuity contracts are commonly referred to as "Tax Sheltered Annuities." Premiums paid pursuant to salary reduction agreements and excluded from gross income will be subject to Social Security and Medicare taxes. Subject to certain exceptions, withdrawals under Tax Sheltered Annuities which are attributable to contributions made pursuant to salary reduction agreements are prohibited unless made after the Annuitant attains age 59 1/2, upon the Annuitant's separation from service, upon the Annuitant's death or disability, or for an amount not greater than the total of such contributions in the case of hardship.

4.   Section 457 Deferred Compensation ("Section 457") Plans

        Under Section 457 of the Code, employees of (and independent contractors who perform services for) certain state and local governmental units or certain tax-exempt employers may participate in a Section 457 plan of their employer allowing them to defer part of their salary or other compensation. The amount deferred and any income on such amount will be taxable as ordinary income when paid or otherwise made available to the employee.

The maximum amount that can be deferred under a Section 457 plan in any tax year is ordinarily one-third of the employee's includible compensation, up to a specified dollar amount. Includible compensation means earnings for services rendered to the employer which is includible in the employee's gross income, but excluding any contributions under the Section 457 plan or a Tax- Sheltered Annuity. During the last three years before an individual attains normal retirement age additional "catch-up" deferrals are permitted.

The deferred amounts can be used by the employer to purchase the Contract. For plans in effect prior to August 20, 1996, the Contract was issued to the employer, to be held by the employer in trust for the exclusive benefit of the employee and/or the employee's beneficiaries and effective January 1, 1999, such Contract may be held in the employee's name or transferred to a trust.. For
Section 457 plans, established after August 20, 1996, the contract can be issued to the employee or to a trust established by the employer. In all instances, the employee is treated as having no rights or vested interest in the Contract and is only entitled to payment in accordance with the Section 457 plans provisions. Current Federal income tax law does not allow tax-free transfers or rollovers for amounts accumulated in a Section 457 plan, except for transfers to other
Section 457 plans in certain limited cases. Distributions may not be made under a Section 457 plan under the Contract Owner attains age 591/2, separates from service, or is faced with an unforeseeable emergency.

5.  Restrictions under Qualified Contracts

        Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

6.  General

        Additional Deposits under a Contract must qualify for the same Federal income tax treatment as the initial Deposit under the Contract; Transamerica Occidental will not accept an additional Deposit under a Contract if the Federal income tax treatment of such Deposit would be different from that of the initial Deposit.

Tax Status of the Contract

        The following discussion is based on the assumption that the Contracts qualify as annuity contracts for Federal income tax purposes.


Taxation of Annuities

  1.  In General

Section 72 of the Code governs taxation of annuities in general. Transamerica Occidental believes that a Contract Owner generally is not taxed on increases in the value of a Qualified Contract until distribution occurs by withdrawing all or part of the Accumulation Account Value (e.g., partial withdrawals and surrenders) or as Annuity Payments under the Annuity option elected. For this purpose, if such is allowed for the Qualified Contract, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Account Value or any portion of an interest in the qualified plan generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

  2.  Surrenders

In the case of a surrender under a Qualified Contract, under section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Contract which was not excluded from the individual's gross income. For a Contract issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

  3.  Annuity Payments

Although tax consequences may vary depending on the annuity option elected under the Contract, under Code section 72(b), generally gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the "investment in the contract" bears to the expected return at the date annuity payments begin. In this respect (prior to recovery of the "investment in the contract"), there is generally no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. In all cases, after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

  4.  Penalty Tax

In the case of a distribution pursuant to a Qualified Contract, there may be imposed a Federal penalty tax under Section 72(t) of the Code, which may depend on the type of qualified plan and the particular circumstances. Competent tax advice should be sought before a distribution is requested.

  5.  Transfers, Assignments, or Exchanges of the Contract

        A transfer of ownership of a Contract, the designation of an Annuitant or other beneficiary who is not also the Owner, or the exchange of a Contract are generally prohibited for Qualified Contracts and if made may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

  6.  Withholding

Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions, except that withholding may be mandatory with respect to distributions from Contracts issued in connection with Section 401(a), 403(a) and 403(b) plans.

  7.  Death Benefits

Amounts may be distributed from a Contract because of the death of a Annuitant or Owner. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sun, they are treated like a surrender, or (ii) if distributed under an annuity option, they are treated like an annuity payment.

  8.  Other Tax Consequences

As noted above, the foregoing discussion of the Federal income tax consequences under the Contract is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the Federal income tax consequences discussed herein reflect Transamerica Occidental's understanding of current law and the law may change. Federal gift and estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Annuitant or recipient of the distribution. A competent tax adviser should be consulted for further information.

  9.  Possible Changes in Taxation

Legislation has been proposed in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would reduce the "invesment in the contract" under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for puspoe of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Legal Proceedings

        There are no material legal proceedings pending to which the Fund is a party; nor are there material legal proceedings involving the Fund to which Transamerica Occidental, Investment Services, or the Underwriter are parties.


TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION

                Page

GENERAL INFORMATION AND HISTORY         -2-
INVESTMENT OBJECTIVES AND POLICIES              -2-
MANAGEMENT              -3-
INVESTMENT ADVISORY AND OTHER SERVICES          -6-
BROKERAGE ALLOCATIONS           -6-
UNDERWRITER             -7-
ANNUITY PAYMENTS                -7-
FEDERAL TAX MATTERS             -8-
FINANCIAL STATEMENTS               -9-





A Statement of Additional Information, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission (the "Commission"). The Statement of Additional Information may be obtained, without charge, by contacting the Transamerica Annuity Service Center at 401 North Tryon Street, Suite 700, Charlotte, North Carolina, 28202 or by calling 800-258-4260.











(This page intentionally left blank)



(LOGO)





(a prospectus)







CUSTODIAN--Boston Safe Deposit and Trust Company of California
----------------------------------------------------------------
AUDITORS--Ernst & Young LLP     May 1, 1999
----------------------------------------------------------------
  ISSUED BY


                Transamerica Occidental Life Insurance Company
                1150 South Olive Street
                Los Angeles, California 90015-2211
                (213) 742-3065

        (LOGO)

Transamerica Occidental
Life Insurance Company


TFM-1006 ED.  5-98


24

                       STATEMENT OF ADDITIONAL INFORMATION
                                       for
                Transamerica Occidental's Separate Account Fund B

                   Individual Equity Investment Fund Contracts
                  For Tax Deferred Individual Retirement Plans

           1150 South Olive Street, Los Angeles, California 90015-2211

         This Statement of Additional Information is not a Prospectus, but should be read with the Prospectus for Transamerica Occidental's Separate Account Fund B (the "Fund"). A copy of the Prospectus may be obtained by writing to the Transamerica Annuity Service Center at 401 North Tryon Street, Suite 700, Charlotte, North Carolina 28202 or by calling 800-258-4260, extension 5560.





                        The          date  of  this   Statement  of   Additional
                                     Information  is May 1, 1999 The date of the
                                     Prospectus is May 1, 1999



                                TABLE OF CONTENTS

                                                                                               Cross
                                                                                             Reference
                                                                                           to Prospectus
                                                                         Page                  Page

General Information and History...................................         -2-                   8
Investment Objectives and Policies................................         -2-                   8
Management........................................................         -3-                   9
Investment Advisory and Other Services............................         -6-                   9
Brokerage Allocations.............................................         -6-
Underwriter.......................................................         -7-
Annuity Payments..................................................         -7-                  12
Federal Tax Matters...............................................         -8-                  16
Financial Statements..............................................         -9-


                         GENERAL INFORMATION AND HISTORY

         Transamerica Occidental Life Insurance Company (the "Company") was formerly known as Occidental Life Insurance Company of California. The name change occurred approximately on September 1, 1981.

         The Company is wholly-owned by Transamerica Insurance Corporation of California, which is in turn wholly-owned by Transamerica Corporation.
Transamerica Corporation is a financial services organization which engages through its subsidiaries in life insurance, consumer lending, commercial lending, leasing, and real estate services.

         On November 26, 1968, the Company invested $1,000,000 in Transamerica Occidental's Separate Account Fund B (the "Fund") pursuant to California law. In September 1969, the Company invested an additional $1,000,000 in the Fund. On December 31, 1997, the Company's share in the Fund was approximately 64.61% of the total Contract Owner's equity.

                       INVESTMENT OBJECTIVES AND POLICIES


         Certain investment policies are described on page 9 of the Prospectus for the Fund. Policies and investment restrictions which are fundamental to the Fund are as follows. These fundamental policies may be changed unless authorized by a majority vote of Contract Owners.


                  Borrowings will not be made except as a temporary measure for extraordinary or emergency purposes provided that such borrowings shall not exceed 5% of the value of the Fund's total assets.

                  Securities of other issuers will not be underwritten provided that this shall not prevent the purchase of securities the sale of which may result in the Fund being deemed to be an "underwriter" for purposes of the Securities Act of 1993.

                  Investments will not be concentrated in any one industry nor will more than 25% of the value of the Funds assets be invested in issuers all of which conduct their principal business activities in the same general industry.

                  The purchase and sale of real estate or interests in real estate is not intended as a principal activity. However, the right is reserved to invest up to 10% of the value of the assets of the Fund in real properties, including property acquired in satisfaction of obligations previously held or received in part payment on the sale of other real property owned.

                  The purchase and sale of commodities or commodity contracts will not be engaged in.

                  Loans may be made but only through the acquisition of all or a portion of an issue of bonds, debentures or other evidences of indebtedness of a type customarily purchased for investment by institutional investors, whether publicly or privately distributed. (It is not presently intended to invest more than 10% of the value of the Fund in privately distributed loans. Furthermore, it is possible that the acquisition of an entire issue may cause the Fund to be deemed an "underwriter" for purposes of the Securities Act of 1993.) The securities of the Fund may also be loaned provided that any such loan is collateralized with cash equal to or in excess of the market value of such securities.
         (It is not presently intended to engage in the lending of securities.)

                  The Fund does not intend to issue senior securities.

                  The Fund does not intend to write put and call options.

                  Purchases of securities on margin may not be made, but such short-term credits as may be necessary for the clearance of purchases and sales of securities are permissible. Short sales may not be made and a short position may not be maintained unless at all times when a short position is open and the fund owns at least an equal amount of such securities or securities currently exchangeable, without payment of any further consideration, for securities of the same issue as, and at least equal in amount to, the securities sold short (generally called a "short sale against the box") and unless not more than 10% of the value of the Fund's net assets is deposited or pledged as collateral for such sales at any one time.

Portfolio Turnover Rate

         Changes will be made in the portfolio if such changes are considered advisable to better achieve the Fund's investment objective of long term capital growth. Generally, long-term rather than short-term investments will be made and trading for short-term profits is not intended. However, it should be recognized that although securities will initially be purchased with a view to their long-term potential, a subsequent change in the circumstances of a particular company or industry or in general economic conditions may indicate that a sale of a security is desirable. It is anticipated that annual portfolio turnover should not exceed 75%. However, stocks being sold to meet redemptions and changes in market conditions could result in portfolio activity greater than anticipated.
                                   MANAGEMENT

         Board of Managers and Officers of the Fund are:

                               Positions and Offices

Name, Age and Address**            with the Fund                 Principal Occupation During the Past Five Years
Donald E. Cantlay (77)         Board of Directors             Director,  Managing  General  Partner  of Cee 'n' Tee

                                                              Company;  Director
                                                              of      California
                                                              Trucking
                                                              Association    and
                                                              Western    Highway
                                                              Institute;
                                                              Director   of  FPA
                                                              Capital  Fund  and
                                                              FPA   New   Income
                                                              Fund.


Richard N. Latzer (62)*        Board of Directors             President,  Chief  Executive  Officer and Director of
                                                              Transamerica   Investment   Services,   Inc.;  Senior
                                                              Vice  President  and  Chief  Investment   Officer  of
                                                              Transamerica   Corporation.    Director   and   Chief
                                                              Investment  Officer of  Transamerica  Occidental Life

                                                              Insurance Company.


Jon C. Strauss (59)            Board of Directors             President  of Harvey Mudd  College;  Previously  Vice
                                                              President  and  Chief  Financial  Officer  of  Howard
                                                              Hughes  Medical  Institute;  President  of  Worcester
                                                              Polytechnic  Institute;  Vice President and Professor
                                                              of    Engineering    at    University   of   Southern
                                                              California;   Vice  President   Budget  and  Finance,
                                                              Director  of Computer  Activities  and  Professor  of
                                                              Computer  and  Decision  Sciences  at  University  of
                                                              Pennsylvania.


Gary U. Rolle (58)*            President and Chairman         Executive Vice President and Chief Investment
                               Board of Directors             Officer of Transamerica Investment Services, Inc.;

                                                              Director and Chief Investment Officer of
                                                              Transamerica Occidental Life Insurance Company.


Peter J. Sodini (58)           Board of Directors             Associate,   Freeman   Spogli   &  Co.   (a   private
                                                              investor);  President,  Chief  Executive  Officer and
                                                              Director,   The   Pantry,   Inc.   (a   supermarket).
                                                              Director    Pamida    Holdings    Corp.   (a   retail
                                                              merchandiser)  and  Buttrey  Food  and  Drug  Co.  (a

                                                              supermarket).


Matt Coben (38)***             Vice President                 Vice   President,   Broker/Dealer   Channel   of  the
                                                              Institutional    Marketing   Services   Division   of
                                                              Transamerica   Life  Insurance  and  Annuity  Company
                                                              and  prior  to  1994,  Vice  President  and  National
                                                              Sales Manager of the Dreyfus Service Organization .

Sally S. Yamada (48)           Assistant Secretary            Vice   President   and   Treasurer  of   Transamerica
                                                              Occidental  Life  Insurance  Company and Treasurer of
                                                              Transamerica Life Insurance and Annuity Company.

Regina M. Fink (43)            Secretary                      Counsel for  Transamerica  Occidental  Life Insurance
                                                              Company   and   prior  to  1994   Counsel   and  Vice
                                                              President for Colonial Management Associates, Inc.

Thomas M. Adams (64)           Assistant Secretary            Partner  in  the  law  firm  of  Lanning  ,  Adams  &
                                                              Peterson.

Susan R. Hughes (43)           Treasurer                      Vice President and Chief financial Officer,
                                                              Transamerica Investment Services, Inc., since 1997;
                                                              Independent Financial Consultant 1992-1997,


   * These members of the Board are or may be  interested  persons as defined by
  Section 2(a) (19) of the 1940 Act. ** The mailing address of each Board member and officers is Box 2438, Los Angeles, California 90051.

         The principal occupations listed above apply for the last five years, except Regina Fink who, prior to 1994 was Vice President and Counsel for Colonial Management Associates, Inc. and Matt Coben who prior to 1994 was Vice President and National Sales Manager of the Dreyfus Service Organization. However, in some instances, occupation listed above is the current position and prior positions with the same company or affiliate are not indicated.

Messrs. Cantlay, Moore, and Sodini are not parties to either the Investment Advisory Agreement or the Investment Services Agreement nor are they interested persons of any such party.

Remuneration of Board of Managers, Officers and Employees of the Fund

         The following table shows the compensation paid during the most recently completed fiscal year to all directors of the Fund by the Company pursuant to its Investment Advisory Agreement with the Fund.



                                                                                        Total
                                                                                     Compensation
                                                          Total Pension or         From Registrant
                                    Aggregate           Retirement Benefits        and Fund Complex
                                  Compensation        Accrued As Part of Fund    Paid to Directors3/
       Name of Person               From Fund               Expenses(1)
     Donald E. Cantlay               $1,500                     -0-                     $6,000
    Richard N. Latzer(2)               -0-                      -0-                       -0-
      DeWayne W. Moore               $1,500                     -0-                     $6,250
      Gary U. Rolle(2)                 -0-                      -0-                       -0-
      Peter J. Sodini                $1,500                     -0-                     $4,750
       Jon C. Strauss                 $500                      -0-                      -0-

         No member of the Board, no Officer, no other individual affiliated with the Fund and no person affiliated with any member of the Board, the Company or any Contract Owner is expected to receive aggregate remuneration in excess of $1,500 from the Company during its current fiscal year by virtue of services rendered to the Fund. Members of the Board, Officers or other individuals affiliated with the Fund, who are also Officers, Directors or employees of the Company, are not entitled to any compensation from the Fund for their services to the Fund.

--------------------------------

(1) None of the members of the Board of Managers currently receives any pension or retirement benefits from the Company due to services rendered to the Fund and thus will not receive any benefits upon retirement from the Fund.

(2) Will receive Pension/Retirement benefits as an employee of Transamerica Investment Services, Inc. .

(3) During 1997, each of the Board members was also a member of the Board of Transamerica Occidental's Separate Account Fund C, Transamerica Variable Insurance Fund, Inc., an open-end management company, advised by the Company and sub-advised by Transamerica Investment Services, Inc., and of Transamerica Income Shares, Inc., a closed-end management company advised by Transamerica Investment Services, Inc. Mr. Rolle' is a director of Transamerica Investors, Inc. These registered investment companies comprise the "Fund Complex."

                     INVESTMENT ADVISORY AND OTHER SERVICES

         The Company is the investment adviser to the Fund.

         The Company provides investment management to the Fund pursuant to an investment Advisory Agreement between the Company and the Fund, and Transamerica Investment Services provides investment advice. The annual charge for such services is 0.3% of the value of the Fund. In the past three years the Fund paid the Company $106,615 in 1995, $131,807 in 1996 and $2,641 in 1997.

         The Company performs all record keeping and administrative functions related to the Contracts and each Participant's account, including issuing Contracts, valuing Participant's accounts, making Annuity payments and other administrative functions. In addition, the Company supplies or pays for occupancy and office rental, clerical and bookkeeping, accounting, legal fees, registration and filing fees, stationery, supplies, printing, salaries and compensation of the Fund's Board and its officers, reports to Contract Owners, determination of offering and redemption prices and all ordinary expenses incurred in the ordinary course of business.

     Boston Safe Deposit and Trust Company of California, 1 Embarcadero Center, San Francisco, California 94111-9123 is the Fund's custodian of the Securities. Boston Safe Deposit and Trust Company of California holds the securities for the Fund. The Company pays all fees for this service.

         The financial statements of the Company and the Fund appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Ernst & Young LLP's address is 515 South Flower Street, Los Angeles, California 90071.

                              BROKERAGE ALLOCATIONS

         The Company and Transamerica Investment Services, Inc. ("Investment Services") have no formula for brokerage business distribution for purchases and sale of portfolio securities of the Fund. The primary objective is to place orders for the most favorable prices and execution. Investment Services will engage only those brokers whose commissions it believes to be reasonable in relation to the services provided. The overall reasonableness of commissions paid will be evaluated by rating brokers primarily on price, and such general factors as execution capability and reliability, quality of research (including quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional nature of the broker), financial standing, as well as net results of specific transactions, taking into account such factors as promptness, size of order and difficulty of execution. To the extent such research services are used, it would tend to reduce the Company and Investment
Services   expenses.   However,   there  is  no  intention  to  place  portfolio
transactions for services performed by a broker in furnishing statistical data and research, and thus such services are not expected to significantly reduce expenses. During 1997, commissions were fully negotiated and paid on a best execution basis. In 1995,1996 and 1997 respectively, brokerage commissions were
 .02%, .03% and .03% of average assets, and the aggregate dollar amounts were $5,420, $13,000 and $16,312 respectively.

         Investment Services furnishes investment advice to the Fund as well as other institutional clients. Some of Investment Services' other clients have investment objectives and programs similar to those of the Fund. Accordingly, occasions may arise when sales or purchases of securities which are consistent with the investment policies of more than one client come up for consideration by Investment Services at the same time. When two or more clients are engaged in the simultaneous sale or purchase of securities, Investment Services will allocate the securities in question so as to be equitable as to each client. Investment Services will effect simultaneous purchase or sale transactions only when it believes that to do so is in the best interest of the Fund, although such concurrent authorizations potentially may, in certain instances, be either advantageous or disadvantageous to the Fund. Investment Services has advised the Fund's Board regarding this practice, and will report to them on a periodic basis concerning its implementation.

                                   UNDERWRITER

         Transamerica Financial Resources, Inc., is the principal Underwriter for the Fund's Contracts. Its address is 1150 South Olive Street, Los Angeles, California 90015-2211. It is a wholly-owned subsidiary of Transamerica Insurance Corporation of California, which is wholly-owned by Transamerica Corporation.

         The past three years, the Underwriter received from the sales of the Fund's Contracts total payments of $2,072 in 1995, $1,453 in 1996 and $2,641 in 1997.

                                ANNUITY PAYMENTS

Amount of First Annuity Payment

         SINGLE AND ANNUAL DEPOSIT CONTRACTS:

         At a Annuitant's selected Retirement Date, the Accumulation Account Value based on the Accumulation Unit value established on the last Valuation date in the second calendar month preceding the Retirement Date is applied to the appropriate Annuity Conversion Rate under the Contract, according to the Annuitant's, and any joint annuitant's, attained age at nearest birthday and the selected form of Annuity, to determine the dollar amount of the first Variable Annuity payment. The Annuity Conversion rates are based on the following assumptions: (i) Investment earnings at 3.5% per annum, and (ii) Mortality - The Annuity Table for 1949, ultimate two year age setback.

         IMMEDIATE CONTRACT:

         The Net Deposit applicable under the Contract is applied to the Annuity Conversion Rate for this Contract by the Company according to the Annuitant's, and any joint annuitant's, attained age at nearest birthday and selected form of Annuity, to determine the dollar amount of the first Variable Annuity payment. The Annuity Conversion Rates are based on the following assumptions: (i) Investment earnings at 3.5% per annum, and (ii) Mortality - The Annuity Table for 1949, one year age setback.

Amount of Subsequent Annuity Payments

         The amount of a Variable Annuity payment after the first is determined by multiplying the number of Annuity Units by the Annuity Unit value established on the last Valuation Date in the second calendar month preceding the date such payment is due.

         The Annuity Conversion Rates reflect the assumed net investment earnings rate of 3.5%. Each annuity payment will vary as the actual net investment earnings rate varies from 3.5%. If the actual net investment earnings rate were equal to the assumed rate, Annuity payments would be level. If the actual Net Investment Rate were lower than the assumed rate, Annuity payments would decrease.

Number of Annuity Units

         The number of the Contract Owner's Annuity Units is determined at the time the Variable Annuity is effected by dividing the dollar amount of the first Variable Annuity payment by the Annuity Unit Value established on the last Valuation Date in the second calendar month preceding the Retirement Date. The number of Annuity Units, once determined, will remain fixed except as affected by the normal operation of the form of Annuity, or by a late Deposit. Late Deposit means a Deposit received by the Company after the Valuation Date in the second calendar month preceding the Retirement Date.

Annuity Unit Value

         On November 26, 1968, the value of an Annuity Unit was set at $1.00. Thereafter, at the end of each Valuation Period, the Annuity Unit value is established by multiplying the value of an Annuity Unit determined at the end of the immediately preceding Valuation Period by the Investment Performance Factor for the current Valuation Period, and then multiplying that product by an assumed earnings offset factor for the purpose of offsetting the effect of an investment earnings rate of 3.5% per annum which is assumed in the Annuity Conversion Rates for the Contracts. The result is then reduced by a charge for mortality and expense risks (see "Charges under the Contract" at page 11 of the Prospectus).

                               FEDERAL TAX MATTERS
Taxation of the Company

         The Company at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The Fund is treated as part of the Company and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. The Company does not expect to incur any Federal income tax liability with respect to investment income and net capital gains arising from the activities of the Fund retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the Fund for Federal income taxes. If, in future years, any Federal income taxes are incurred by the Company with respect to the Fund, then the Company may make a charge to the Fund.

         Under current laws, the Company may incur state and local taxes in certain jurisdictions. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes or reserves for such taxes, if any, attributable to the Fund.

                                                         9
                                                 OTHER INFORMATION


Item 28.  Financial Statements and Exhibits

(a)  Financial Statements:

Registrant
  Included in Part B
          All required financial statements are hereby incorporated by reference to the Annual Report to shareholders filed in accordance with Rule 30d-1 of the Investment Company Act of 1940. (File No.

          2-34221)________________.


Transamerica Occidental Life Insurance Company and Subsidiaries
  Included in Part B

          Report of Independent Auditors
          Consolidated Balance Sheet, December 31, 1998
          Consolidated Statement of Income, Three years ended December 31, 1998 Consolidated Statement of Shareholder's Equity, Three years ended
            December 31, 1998
          Consolidated Statement of Cash Flows, Three years ended
            December 31, 1998

          Notes to Financial Statements

(b)  Exhibits:

Exhibit
Number                                           Description of Document*

 1                Resolutions of Board of Directors of Transamerica Occidental
                Life Insurance Company creating
                  Registrant.
 2(i)             Rules and Regulations of Registrant.
 2(ii)          Rules and Regulations of Registrant, as amended April 27, 1989.
 3                Form of Custodian Agreement between Registrant, Transamerica
Occidental Life Insurance Company
                  and Boston Safe Deposit and Trust Company of California.
4(a)              Form  of  Agreement  between   Transamerica   Occidental  Life
                  Insurance Company and Registrant entitled "Investment Services
                  Agreement" and dated January 1, 1981.
 4(b)             Revised Form of Agreement between Transamerica Occidental Life
                  Insurance Company and Registrant entitled "Investment Advisory
                  Agreement" and dated April 20, 1971.
 5                Form of Agreement between  Transamerica  Financial  Resources,
                  Inc.,  Transamerica  Occidental  Life  Insurance  Company  and
                  Registrant  entitled  "Marketing  Agreement" and dated July 1,
                  1969.
 6                Contracts:
 6(i)               Annual Deposit Individual Equity Investment Fund Contract.
 6(ii)              Single Deposit Individual Equity Investment Fund Contract
 to provide a deferred Variable
                    Annuity.
6(iii)              Single Deposit Individual Equity Investment Fund Contract
to provide an immediate Variable
                    Annuity.
 6(iv)              Endorsement to Immediate Annuity Contracts--changes
definition of Valuation Date.
 6(v)               Endorsement to Annuity Contracts issued in connection
with 408 Plans.

Exhibit
Number              Description of Document*

 6(vi)              Endorsement to Annual Deposit and Deferred Annuity Contracts
 issued in connection with 403(b)
                    and H.R.  10 Plans.
 6(vii) Endorsement to define the term "Deposit" in some Contracts to mean "Purchase Payment." 6(viii) Endorsement to modify definition of "Valuation Period." 6(ix) Deposit Continuation on Total and Permanent Disability Rider. 6(x) Endorsement for State of Michigan to define investment factors filed as part of this
                    Registration Statement.
 6(xi)              Disclosure document used in the sale of Individual
Retirement Annuity Contracts.
 6(xii)             TSA Compliance Endorsement (form 1-00720-188).
 6(xiii)            TSA Compliance Endorsement-PA (form 1-00720-188PA).
 7(i)               Application for Individual Equity Investment Fund Contracts.
 7(ii)              Revised Application for Individual Equity Investment Fund
Contracts.
 8                Resolutions of the Board of Directors of Transamerica
Occidental Life Insurance Company
                  adopting Rules and Regulations of Registrant and electing the first Board of Managers of
                  Registrant.
 9                Not applicable.
10                Not applicable.
11                Prototype Plan documents.
12                Opinion and Consent of Counsel.
13                Consent of Independent Auditors.***
14                Not Applicable.
15                Letter from Transamerica Occidental regarding its investment in the Fund.
16(i)             Power of Attorney.
16(ii)            Power of Attorney.
16(iii)           Power of Attorney.
16(iv)            Power of Attorney.
16(v)             Power of Attorney.
16(vi)            Power of Attorney.
16(vii)           Power of Attorney.
16(viii)          Power of Attorney.
16(ix)            Power of Attorney.
16(x)             Power of Attorney.
16(xi)            Power of Attorney.
16(xii)           Power of Attorney.
16(xiii)          Power of Attorney.
16(xiv)           Power of Attorney.
16(xv)            Power of Attorney.
16(xvi)           Power of Attorney.
16(xvii)          Power of Attorney.
16(xviii)         Power of Attorney.
16(xix)           Power of Attorney.
16(xx)            Power of Attorney.
16(xxi)           Power of Attorney.
16(xxii)          Power of Attorney.
16(xxiii)         Power of Attorney.
16(xxiv)          Power of Attorney.

17(i)             Acknowledgement of Restrictions on Redemptions Imposed by
I.R.C.  Section 403(b).
17(ii)            Acknowledgement of Restrictions on Redemptions Imposed by the
 I.R.C.  and Texas Educational
                  Code.
18                Representation of Reliance Upon No-Action Letter Regarding
I.R.C.  Section 403(b).
27                Financial Data Schedule.***
----------------------
                  *With the exception of Exhibits 2(ii), 4(b), 6(iv), (v), (vi),
                  (vii), (viii), (ix), (xii), (xiii),  7(ii), 12, 13, 15, 16(i),
                  17(i),   (ii)  and  18  these  are  exhibits  to  Registrant's
                  Registration  Statement  on  Form  N-8B-1  and  were  formerly numbered 1(a), (b), 2, 4(a)(i) I, II, III,  4(a)(ii),  5, 6, 8
                  and 13, are incorporated herein by reference.  Exhibits 6(iv),
                  (v), (vi), (vii), (viii), 6(x), 7(i), (ii), (iii), 12 formerly numbered  1(d)(i) V, VI,  VII,  VIII,  IX, 8, 6, 7, 5, 3 and 9
                  respectively,  have  been  previously  filed  as  exhibits  to
                  Registrant's  Registration  Statement  on  Form  S-5  and  are
                  incorporated  herein by  Reference.  Exhibits  4(a),  4(b), 5,
                  6(i), (ii), (iii), (iv), (v), (vi), (vii),  (viii), (ix), (x),
                  (xi), 7(i), 7(ii), 8, 11, 12, 13, 14 and 15, formerly 8, 5(a),
                  5(b), 6, 4(a)(i), (ii), (iii), (iv), (v), (vi), (vii), (viii),
                  (ix), (x), (xi), 4(b)(i), 4(b)(ii), 1(b), 14, 10(a), 10(b), 11
                  and 12,  respectively,  have been previously filed as exhibits to the Registrant's Registration Statement on Form N-1 and are
                  incorporated   herein   by   reference.   Exhibit   16(ii)  is
                  incorporated   by  reference   herein  from  Exhibit  7(b)  of
                  Registration File #33-28107, filed on April 14, 1989 on behalf of Transamerica Occidental Life Insurance Company and Separate
                  Account VL of Transamerica  Occidental Life Insurance Company.
                  Exhibit  16(iii) is  incorporated  by  reference  herein  from
                  Exhibit 14(d) of  Registration  File #33-49998  filed in April
                  1993 on  behalf  of  Transamerica  Occidental  Life  Insurance
                  Company and Separate Account VA-2L of Transamerica  Occidental
                  Life   Insurance   Company.   Exhibits   16(v)  and  (vi)  are
                  incorporated by reference to the like-numbered Exhibits to Post-Effective Amendment No. 43 to this Registration Statement on Form N-3 (April 25, 1996).

**Exhibits 3, 13, 16(vii), 16(viii) and 27 are incorporated by reference to the like-numbered exhibits to Post-Effective Amendment No. 44 to this Registration Statement on Form N-3 (April 28, 1997).

***Filed herewith.

Items 29 and 33.
Directors and Officers of the Company and Business and other connections of the Investment Adviser.

          The names of Directors and Executive Officers of the Company, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

   Other
business and business
address, profession, vocation or
employment of a substantial
nature engaged in for
                                                        Position and                                       his
own account during last two
Name and Principal            Position and Offices      Offices with          fiscal years or as director, officer,
Business Address                with the Company         Registrant                employee, partner or trustee

Thomas J. Cusack                 Director, President        None                      Executive Vice President
                                                    and Chief Executive                  of Transamerica
                                                          Officer                        Corporation


James W. Dederer                 Director, Executive        None                      None
                             Vice President, General
                              Counsel and Corporate
                                    Secretary



Frank Beardsley                  President-Transamerica                               None
                                                      Asset Management                None
                                  and Director

George A. Foegele                Director and               None                      ***President and CEO -
                                                    Senior Vice President               Canadian Operations

David E. Gooding                 Director, Executive        None                      None
                                 Vice President and
                                 Chief Information Officer

Edgar H. Grubb                 Director                   None                        *Executive Vice President
                                                                                      and  Chief Financial
                                                                                      Officer of Transamerica
                                                                                      Corporation

Frank C. Herringer             Director                   None                        *Director, President and
                                                                                      Chief Executive Officer  of
                                                                                      Transamerica Corporation

Richard N. Latzer              Director and Chief         Director                    Senior Vice President and
                                                          Investment Officer            Chief Investment Officer
                                                                                      of Transamerica
                                                                                      Corporation; Director,
                                                                                      President and Chief
                                                                                      Executive Officer of
                                                                                      Transamerica Investment
                                                                                      Services, Inc.


Karen MacDonald                Director, Senior Vice      None                        None
                                                          President and Corporate
                                     Actuary

Gary U. Rolle                  Director and Chief         Chairman,                   Executive Vice President
                                                          Investment Officer          Board of the        and
Chief Investment
                                                                                      Managers   Officer of
                                                                                      Transamerica Investment
                                                                                      Services, Inc.


Paul E. Rutledge III           Director and President-    None                        **None
                                                          Reinsurance Division


T. Desmond Sugrue              Director and Executive     None                        None
                                 Vice President

Nooruddin S. Veerjee           Director and President,    None                        President of Transamerica
                                                          Group Pension Division        Life Insurance and
                                                                                        Annuity Company

Robert A. Watson               Director                   None                        *Executive Vice President
                                                                                      of Transamerica Corporation

--------------------


 *     600 Montgomery Street, San Francisco, California 94111
**     100 N. Tryon Street, Suite 2500, Charlotte, N.C.  28202-4004
***    300 Consilium Place, Scarborough, Ontario MIH362, Canada


Item 30. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

Registrant is a separate account controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Company, the Fund's Investment Adviser, may be deemed to be in control of the Fund, and the Company and Transamerica Investment Services, Inc., may be deemed to be controlled by their parent, Transamerica Corporation.

The following chart indicates the persons controlled by or under common control with Transamerica.

         TRANSAMERICA CORPORATION AND SUBSIDIARIES
                     WITH STATE OR COUNTRY OF INCORPORATION



ARC Reinsurance Corporation
  Transamerica Management, Inc. -- DE
BWAC Seventeen, Inc.
  Transamerica Commercial Finance Canada, Limited -- ON Transamerica Commercial Finance Corporation, Canada -- Can.
BWAC Twelve, Inc.
  TIFCO Lending Corporation -- IL
  Transamerica Insurance Finance Corporation -- MD
BWAC Twenty-One, Inc.
  Transamerica Commercial Holdings Limited -- U.K.
First Florida Appraisal Services, Inc.
  First Georgia Appraisal Services, Inc. -- GA
Greybox L.L.C.
  Transamerica Trailer Leasing S.N.C. -- Fra.
Intermodal Equipment, Inc.
  Transamerica Leasing N.V. -- Belg.
  Transamerica Leasing SRL -- Itl.
Inventory Funding Trust
  Inventory Funding Company, LLC -- DE
Metropolitan Mortgage Company
  Easy Yes Mortgage, Inc. -- FL
  Easy Yes Mortgage, Inc. -- GA
  First Florida Appraisal Services, Inc. -- FL
  Freedom Tax Services, Inc. -- FL
  J.J. & W. Advertising, Inc. -- FL
  J.J. & W. Realty Services, Inc. -- FL
  Liberty Mortgage Company of Ft. Myers, Inc. -- FL
  Metropolis Mortgage Company -- FL
  Perfect Mortgage Company -- FL
Pyramid Insurance Company, Ltd.
  Pacific Cable Ltd. -- Bmda.
TA Leasing Holding Co., Inc.
  Trans Ocean Ltd. -- DE
  Transamerica Leasing Inc. -- DE
Trans Ocean Container Corp.
  SpaceWise Inc. -- DE
  Trans Ocean Container Finance Corp. -- DE
  Trans Ocean Leasing Deutschland GmbH -- Ger.
  Trans Ocean Leasing PTY Limited -- Aust.
  Trans Ocean Management S.A. -- SWTZ
  Trans Ocean Regional Corporate Holdings -- CA
  Trans Ocean Tank Services Corporation -- DE
Trans Ocean Ltd.
  Trans Ocean Container Corp. -- DE
Transamerica Accounts Holding Corporation
  ARS Funding Corporation -- DE
Transamerica Acquisition Corporation
  Camtrex Group, Inc. --
Transamerica Business Credit Corporation
  Bay Capital Corporation -- DE
  Coast Funding Corporation -- DE
  Direct Capital Equity Investment, Inc. -- DE
  Gulf Capital Corporation -- DE
  TA Air East, Corp. --
  TA Air III, Corp. -- DE
  TA Air IV, Corp. -- DE
  TA Air IX, Corp. -- DE
  TA Air I, Corp. -- DE
  TA Air VIII, Corp. --
  TA Air VII, Corp. --
  TA Air VI, Corp. --
  TA Air V, Corp. --
  TA Air X Corp. -- DE
  TA Marine I Corp. -- DE
  TA Marine II Corp. -- DE
  TBC III, Inc. -- DE
  TBC II, Inc. -- DE
  TBC IV, Inc. -- DE
  TBC I, Inc. -- DE
  TBC Tax III, Inc. -- DE
  TBC Tax II, Inc. -- DE
  TBC Tax IV, Inc. -- DE
  TBC TAX IX, Inc. -- DE
  TBC Tax I, Inc. -- DE
  TBC Tax VIII, Inc. -- DE
  TBC Tax VII, Inc. -- DE
  TBC Tax VI, Inc. -- DE
  TBC Tax V, Inc. -- DE
  TBC V, Inc. -- DE
  TBCC Funding Trust I --
  TBCC Funding Trust II --
  The Plain Company -- DE
  Transamerica Mezzanine Financing, Inc. --
  Transamerica Small Business Services, Inc. --
Transamerica Business Credit Corporation - DE
  TA Air II, Corp. -- DE
Transamerica Commercial Finance Canada, Limited
  Transamerica Acquisition Corporation -- Can.
Transamerica Commercial Finance Corporation
  Inventory Funding Trust -- DE
  TCF Asset Management Corporation -- CO
  Transamerica Distribution Finance Corporation de Mexico --
  Transamerica Joint Ventures, Inc. -- DE
Transamerica Commercial Finance Corporation, I
  BWAC Credit Corporation -- DE
  BWAC International Corporation -- DE
  BWAC Twelve, Inc. -- DE
  Transamerica Business Credit Corporation -- DE
  Transamerica Distribution Finance Corporation -- DE
  Transamerica Equipment Financial Services Corporation --
Transamerica Commercial Finance Limited
  WFC Polska Sp. Zo.o --
Transamerica Commercial Holdings Limited
  Transamerica Commercial Finance Limited -- U.K.
  Transamerica Trailer Leasing Limited -- NY
  Transamerica Trailer Leasing Limited -- U.K.
Transamerica Consumer Finance Holding Company
  Metropolitan Mortgage Company -- FL
  Pacific Agency, Inc. -- IN
  Transamerica Consumer Mortgage Receivables Corporation -- DE
  Transamerica Mortgage Company -- DE
Transamerica Corporation
  ARC Reinsurance Corporation -- HI
  Inter-America Corporation -- CA
  Pyramid Insurance Company, Ltd. -- HI
  RTI Holdings, Inc. -- DE
  Transamerica Airlines, Inc. -- DE
  Transamerica Business Technologies Corporation -- DE
  Transamerica CBO I, Inc. -- DE
  Transamerica Corporation (Oregon) -- OR
  Transamerica Delaware, L.P. -- DE
  Transamerica Finance Corporation -- DE
  Transamerica Financial Products, Inc. -- CA
  Transamerica Foundation -- CA
  Transamerica Insurance Corporation of California -- CA
  Transamerica Intellitech, Inc. -- DE
  Transamerica International Holdings, Inc. -- DE
  Transamerica Investment Services, Inc. -- DE
  Transamerica LP Holdings Corp. -- DE
  Transamerica Pacific Insurance Company, Ltd. -- HI
  Transamerica Real Estate Tax Service (A Division of Transamerica Corporation) -- N/A
  Transamerica Realty Services, Inc. -- DE
  Transamerica Senior Properties, Inc. -- DE
  TREIC Enterprises, Inc. -- DE
Transamerica  Distribution  Finance  Corporation  Transamerica  Accounts Holding
  Corporation  --  DE  Transamerica   Commercial   Finance   Corporation  --  DE
  Transamerica Inventory Finance Corporation -- DE Transamerica Retail Financial Services Corporation -- DE Transamerica Vendor Financial Services Corporation -- DE
Transamerica Distribution Finance Corporation de Mexico
  TDF de Mexico --
Transamerica Distribution Finance Corporation de Mexico and TDF de Mexico
  Transamerica Corporate Services de Mexico --
Transamerica Finance Corporation
  TA Leasing Holding Co., Inc. -- DE
  Transamerica Commercial Finance Corporation, I -- DE
  Transamerica Home Loan -- CA
  Transamerica HomeFirst, Inc. -- CA
  Transamerica Lending Company -- DE
Transamerica Financial Resources, Inc.
  Financial Resources Insurance Agency of Texas -- TX
  TBK Insurance Agency of Ohio, Inc. -- OH
  Transamerica Financial Resources Insurance Agency of Alabama Inc. -- AL Transamerica Financial Resources Insurance Agency of Massachusetts Inc. -- MA
Transamerica GmbH Inc.
  Transamerica Financieringsmaatschappij B.V. -- Neth.
  Transamerica GmbH - Germany -- Ger.
Transamerica Insurance Corporation of California
  Arbor Life Insurance Company -- AZ
  Bulkrich Trading --
  Gemini Investments, Inc. --
  Plaza Insurance Sales, Inc. -- CA
  Transamerica Advisors, Inc. -- CA
  Transamerica Annuity Service Corporation -- NM
  Transamerica Financial Resources, Inc. -- DE
  Transamerica International Insurance Services, Inc. -- DE
  Transamerica Occidental Life Insurance Company -- CA
  Transamerica Products, Inc. -- CA
  Transamerica Securities Sales Corporation -- MD
  Transamerica Service Company -- DE
Transamerica Insurance Finance Corporation
  Transamerica Insurance Finance Company (Europe) -- MD
Transamerica Insurance Finance Corporation
  Transamerica Insurance Finance Corporation, California -- CA
Transamerica Insurance Finance Corporation - MD
  Transamerica Insurance Finance Corporation, Canada -- ON
Transamerica Intellitech, Inc.
  Information Service Corp. --
Transamerica International Insurance Services, Inc.
  Home Loans and Finance Ltd. -- U.K.
Transamerica Inventory Finance Corporation
  BWAC Seventeen, Inc. -- DE
  BWAC Twenty-One, Inc. -- DE
  Transamerica Commercial Finance France S.A. -- Fra.
  Transamerica GmbH Inc. -- DE
Transamerica Investment Services, Inc.
  Transamerica Income Shares, Inc. (managed by TA Investment Services) -- MD Transamerica Leasing Holdings Inc.
  Greybox Logistics Services Inc. -- DE
  Greybox L.L.C. -- DE
  Greybox Services Limited -- U.K.
  Intermodal Equipment, Inc. -- DE
  Transamerica Distribution Services Inc. -- DE
  Transamerica Leasing Coordination Center -- Belg.
  Transamerica Leasing do Brasil Ltda. -- Braz.
  Transamerica Leasing GmbH -- Ger.
  Transamerica Leasing Limited -- U.K.
  Transamerica Leasing Pty. Ltd. -- Aust.
  Transamerica Leasing (Canada) Inc. -- Can.
  Transamerica Leasing (HK) Ltd. -- H.K.
  Transamerica Leasing (Proprietary) Limited -- S.Afr.
  Transamerica Tank Container Leasing Pty. Limited -- Aust.
  Transamerica Trailer Holdings I Inc. -- DE
  Transamerica Trailer Holdings II Inc. -- DE
  Transamerica Trailer Holdings III Inc. -- DE
  Transamerica Trailer Leasing AB -- Swed.
  Transamerica Trailer Leasing AG -- SWTZ
  Transamerica Trailer Leasing A/S -- Denmk.
  Transamerica Trailer Leasing GmbH -- Ger.
  Transamerica Trailer Leasing (Belgium) N.V. -- Belg.
  Transamerica Trailer Leasing (Netherlands) B.V. -- Neth.
  Transamerica Trailer Spain S.A. -- Spn.
  Transamerica Transport Inc. -- NJ
Transamerica Leasing Inc.
  Better Asset Management Company LLC -- DE
  Transamerica Leasing Holdings Inc. -- DE
Transamerica Leasing Limited
  ICS Terminals (UK) Limited -- U.K.
Transamerica Life Insurance and Annuity Company
  Transamerica Assurance Company -- MO
Transamerica Management, Inc.
  Criterion Investment Management Company -- TX
Transamerica Occidental Life Insurance Company
  NEF Investment Company -- CA
  Transamerica China Investments Holdings Limited -- H.K.
  Transamerica International RE (Bermuda) Ltd. -- Bmda.
  Transamerica Life Insurance and Annuity Company -- NC
  Transamerica Life Insurance Company of Canada -- Can.
  Transamerica Life Insurance Company of New York -- NY
  Transamerica South Park Resources, Inc. -- DE
  Transamerica Variable Insurance Fund, Inc. -- MD
  USA Administration Services, Inc. -- KS
Transamerica Products, Inc.
  Transamerica Products II, Inc. -- CA
  Transamerica Products IV, Inc. -- CA
  Transamerica Products I, Inc. -- CA
Transamerica Real Estate Tax Service
  Transamerica Flood Hazard Certification (A Division of TA Real Estate Tax Service) -- N/A Transamerica Realty Services, Inc.
  Bankers Mortgage Company of California -- CA
  Pyramid Investment Corporation -- DE
  The Gilwell Company -- CA
  Transamerica Affordable Housing, Inc. -- CA
  Transamerica Minerals Company -- CA
  Transamerica Oakmont Corporation -- CA
  Ventana Inn, Inc. -- CA
Transamerica Retail Financial Services Corporation
  Transamerica Consumer Finance Holding Company -- DE
  Whirlpool Financial National Bank -- DE
Transamerica Senior Properties, Inc.
  Transamerica Senior Living, Inc. -- DE
Transamerica Small Business Services, Inc.
  Emergent Business Capital Holdings, Inc. --


                         *Designates INACTIVE COMPANIES
                     A Division of Transamerica Corporation
         ss.Limited Partner; Transamerica Corporation is General Partner

Item 31.  Number of Holders of Securities


         As of December 31, 1998 there were Contract Owners of Registrant's Contracts.


Item 32.  Indemnification

         In general, pursuant to the Rules and Regulations of the Registrant, each member of the Board and each Officer and agent of the Fund shall be indemnified by the Fund for expenses incurred in connection with the defense of any proceeding in which he is made a party by reason of the fact that he holds or held such position with the Fund. However, there shall be no indemnification in relation to matters as to which such person shall be finally adjudged in such proceeding to be liable for negligence or misconduct in the performance of duties. No person shall be protected against liability to the Fund or to Contract Owners to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

         Pursuant to the Marketing Agreement with the Underwriter, Transamerica Occidental will indemnify and hold harmless the Underwriter and each person who controls it against any liabilities to the extent that they arise from inaccurate or misleading statements in material provided by Transamerica Occidental.

         In compliance with Section 17(g) of the 1940 Act and Rule 17g-1 thereunder, the Fund maintains a blanket fidelity bond against larceny, embezzlement and similar losses covering each Officer and employee who may have access to securities or funds of the registrant.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Additionally, the Company's Bylaws provide in Article V as follows:

         Section 1.  Right to Indemnification.
Each person who was or is a party or is threatened to be made a party to or is involved, even as a witness, in any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereafter a "Proceeding"), by reason of the fact that he, or a person of whom he is the legal representative, is or was a director, officer, employee, or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, or other enterprise, or was a director, officer, employee, or agent of a foreign or domestic corporation that was predecessor corporation of the corporation or of another enterprise at the request of such predecessor corporation, including service with respect to employee benefit plans, whether the basis of the Proceeding is alleged action in an official capacity as a director, officer, employee, or agent or in any other capacity while serving as a director, officer, employee, or agent (hereafter an "Agent"), shall be indemnified and held harmless by the corporation to the fullest extent authorized by statutory and decisional law, as the same exists or may hereafter be interpreted or amended (but, in the case of any such amendment or interpretation, only to the extent that such amendment or interpretation permits the corporation to provide broader indemnification rights than were permitted prior thereto) against all expense, liability, and loss (including attorneys' fees, judgements, fines, ERISA excise taxes and penalties, amounts paid or to be paid in settlement, any interest, assessments, or other charges imposed thereon, and any federal, state, local or foreign taxes imposed on any Agent as a result of the actual or deemed receipt of any payments under this Article) incurred or suffered by such person in connection with investigating, defending, being a witness in, or participating in (including on appeal), or preparing for any of the foregoing, in any Proceeding (hereafter "Expenses"); provided however, that except as to actions to enforce indemnification rights pursuant to Section 3 of this Article, the corporation shall indemnify any Agent seeking indemnification in connection with a Proceeding (or part thereof) initiated by such person only if the Proceeding (or part thereof) was authorized by the Board of Directors of the corporation. The right to indemnification conferred in this Article shall be a contract right. [It is the Corporation's intent that the bylaws provide indemnification in excess of that expressly permitted by Section 317 of the California General Corporation Law, as authorized by the Corporation's Articles of Incorporation.]

         Section 2.  Authority to Advance Expenses.
Expenses incurred by an officer or director (acting in his capacity as such) in defending a Proceeding shall be paid by the corporation in advance of the final disposition of such Proceeding, provided, however, that if required by the California General Corporation Law, as amended, such Expenses shall be advanced only upon delivery to the corporation of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that he is not entitled to be indemnified by the corporation as authorized in this Article or otherwise. Expenses incurred by other Agents of the corporation (or by the directors or officers not acting in their capacity as such, including service with respect to employee benefit plans) may be advanced upon the receipt of a similar undertaking, if required by law, and upon such other terms and conditions as the Board of Directors deems appropriate. Any obligation to reimburse the corporation for Expense advances shall be unsecured and no interest shall be charged thereon.

         Section 3.  Right of Claimant to Bring Suit.
If a claim under Section 1 or 2 of this Article is not paid in full by the corporation within 30 days after a written claim has been received by the corporation, the claimant may at any time thereafter bring suit against the corporation to recover the unpaid amount of the claim and, if successful in whole or in part, the claimant shall be entitled to be paid also the expense (including attorneys' fees) of prosecuting such claim. It shall be a defense to any such action (other than an action brought to enforce a claim for expenses incurred in defending a Proceeding in advance of its final disposition where the required undertaking has been tendered to the corporation) that the claimant has not met the standards of conduct that make it permissible under the California General Corporation Law for the corporation to indemnify the claimant for the amount claimed. The burden of proving such a defense shall be on the corporation. Neither the failure of the corporation (including its Board of Directors, independent legal counsel, or its stockholders) to have made a determination prior to the commencement of such action that indemnification of the claimant is proper under the circumstances because he has met the applicable standard of conduct set forth in the California General Corporation Law, nor an actual determination by the corporation (including its Board of Directors, independent legal counsel, or its stockholders) that the claimant had not met such applicable standard of conduct, shall be a defense to the action or create a presumption that claimant has not met the applicable standard of conduct.

         Section 4.  Provisions Nonexclusive.
The rights conferred on any person by this Article shall not be exclusive of any other rights that such person may have or hereafter acquire under any statute, provision of the Articles of Incorporation, bylaw, agreement, vote of stockholders or disinterested directors, or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office. To the extent that any provision of the Articles, agreement, or vote of the stockholders or disinterested directors is inconsistent with these bylaws, the provision, agreement, or vote shall take precedence.

         Section 5.  Authority to Insure.
The corporation may purchase and maintain insurance to protect itself and any Agent against any Expense asserted against or incurred by such person, whether or not the corporation would have the power to indemnify the Agent against such Expense under applicable law or the provisions of this Article [provided that, in cases where the corporation owns all or a portion of the shares of the company issuing the insurance policy, the company and/or the policy must meet one of the two sets of conditions set forth in Section 317 of the California General Corporation Law, as amended].

         Section 6.  Survival of Rights.
The rights provided by this Article shall continue as to a person who has ceased to be an Agent and shall inure to the benefit of the heirs, executors, and administrators of such person.

         Section 7.  Settlement of Claims.
The  corporation  shall not be liable to indemnify  any Agent under this Article
(a) for any amounts paid in settlement of any action or claim effected without the corporation's written consent, which consent shall not be unreasonably withheld; or (b) for any judicial award, if the corporation was not given a reasonable and timely opportunity, at its expense, to participate in the defense of such action.

         Section 8.  Effect of Amendment
Any amendment, repeal, or modification of this Article shall not adversely affect any right or protection of any Agent existing at the time of such amendment, repeal, or modification.

         Section 9.  Subrogation.
In the event of payment under this Article, the corporation shall be subrogated to the extent of such payment to all of the rights of recovery of the Agent, who shall execute all papers required and shall do everything that may be necessary to secure such rights, including the execution of such documents necessary to enable the corporation effectively to bring suit to enforce such rights.

         Section 10.  No Duplication of  Payments.
The corporation shall not be liable under this Article to make any payment in connection with any claim made against the Agent to the extent the Agent has otherwise actually received payment (under any insurance policy, agreement, vote, or otherwise) of the amounts otherwise indemnifiable hereunder.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         The directors and officers of  Transamerica  Occidental  Life Insurance
Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $95,000,000 for Coverage A and $80,000,000 for Coverage B for the period 11/15/98 to 11/15/2000. Coverage B is subject to a self insured retention of $15,000,000. The primary policy under the program is with CNA Lloyds, Gulf, Chubb and Travelers.

Item 33.  See Item 29.

Item 34.  Principal Underwriter

         (a) Transamerica Financial Resources, Inc., the principal Underwriter is also an underwriter and distributor for Annuity Contracts funded by Transamerica Occidental Life Insurance Company's Separate Account VA-2L and Transamerica Life Insurance Company of New York's Separate Account VA-2LNY. The Underwriter is wholly-owned by Transamerica Insurance Corporation of California.

         (b) The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:

                                                Position and                        Position and
          Names and Principal                   Offices with                        Offices with
           Business Address                 Principal Underwriter                    Registrant
          Gilbert F. Cronin                 Director                              None
            1150 South Olive Street
            Los Angeles, California

          Barbara A. Kelley                 President and Director                President
            1150 South Olive Street
            Los Angeles, California

          Monica Suryapranata               Treasurer                             None
            1150 South Olive Street
            Los Angeles, California

          James W. Dederer                  Director                              None
            1150 South Olive Street
            Los Angeles, California

          Ronald F. Wagley                  Director                              None
            1150 South Olive Street
            Los Angeles, California

          Regina M. Fink                    Secretary and Counsel                 Assistant Secretary
            1150 South Olive Street
            Los Angeles, California

          Dan Trivers                                                             Vice President,         None
            1150 South Olive Street         Director of Administration and
            Los Angeles, California         Chief Compliance Officer


          Kerry Rider                                                             Vice President,         None
            1150 South Olive Street         Director of Compliance
            Los Angeles, California         and Assistant Secretary


Susan Vivino
            1150 South Olive Street         Assistant Secretary                   None
            Los Angeles, California


The Underwriter received in1998, $ from Fund B.


Item 35.  Location of Accounts and Records

          The Company maintains physical possession of each account, book, or other document required to be maintained at its offices at 401 North Tryon Street, Charlotte, North Carolina 28202.

Item 36.  Management Services

          Not applicable.

Item 37.  Undertakings

          (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          (c)  Registrant   hereby   undertakes  to  deliver  any  Statement  of
Additional Information and any financial statements required to be made available under Form N-3 promptly upon written or oral request.

          (d) Transamerica hereby represents that the fees and charges deducted under Contracts are reasonable in the aggregate in relation to services rendered, expenses expected to be incurred and risks assumed by Transamerica.

(e) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Transamerica Occidental's Separate Account Fund B certifies that it meets the requirements of Rule 485(a) under the Securities Act of 1933 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on the 25th day of February, 1999.


                                                              TRANSAMERICA OCCIDENTAL'S
                                                              SEPARATE ACCOUNT FUND B

                                                              *By ____________________
                                                                  Barbara A. Kelley, President

          As required by the Securities Act of 1933, this amendment to its Registration Statement has been signed below on February 25, 1999 by the following persons in the capacities:

               Signature                                                              Title


       ________________________*
            Susan R. Hughes                                                    Assistant Treasurer


       _______________________*
            Sally S. Yamada                                                         Treasurer
       _______________________*
           Donald E. Cantlay                                             Member of the Board of Managers

       _______________________*
           Richard N. Latzer                                             Member of the Board of Managers

                                                                            _______________________*

            Gary U. Rolle'                                                   President and Chairman

       _______________________*
            Peter J. Sodini                                              Member of the Board of Managers
       _______________________*
            Jon C. Strauss                                               Member of the Board of Managers

*By James W. Dederer, pursuant to Power of Attorney

-------------------------------------------




                                                SIGNATURES


         As required by the Securities  Act of 1933 and the  Investment  Company
Act of 1940, Transamerica Occidental Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on the 25th day of February, 1999.


                                    TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

                                            ------------------------------
                                            David M. Goldstein
                                             Vice President
                                            *Attorney-in Fact


         As required by the Securities Act of 1933, this amendment to its Registration Statement has been signed below on February 25, 1999 by the following persons or by their duly appointed attorney-in-fact in the capacities specified:


Signature                                                                           Signature



__________________________*
         Virginia M. Wilson
         Senior Vice President and
         Controller

__________________________*                                               ____________________________*

            Frank Beardsley                                                     Richard N. Latzer
               -Director                                                            Director



_________________________*                                                ____________________________*
           Thomas J. Cusack                                                      Karen MacDonald
    Director, Chairman, President                                                   Director
      and Chief Executive Officer

_________________________*                                                ____________________________*

           James W. Dederer                                                      Gary U. Rolle'
  Director, Executive Vice President,                                               Director
General Counsel, and Corporate Secretary


    _____________________________*
         Paul E. Rutledge III                                                       Director
_________________________*                                                ____________________________*
           George A. Foegele                                                    T. Desmond Sugrue
               Director                                                             Director

_________________________*                                                                       David
E. Gooding
               Director

_________________________*                                                ____________________________*
            Edgar H. Grubb                                                    Nooruddin S. Veerjee
               Director                                                             Director
________________________*                                                 ____________________________*
          Frank C. Herringer                                                    Robert A. Watson
               Director                                                             Director
-----------------------------------------
*By  David M. Goldstein, pursuant to Power of Attorney
